Tax expense/(benefit) (Tables)	12 Months Ended
Dec. 31, 2024
Tax Expenses [Abstract]
Summary of tax expense	The following table summarizes Tax expense:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current tax expense	€1,070	€3,405	€3,565
Deferred tax expense/(benefit)	(2,503)	559	(840)
Tax expense/(benefit) relating to prior periods(1)	(55)	(171)	4
Total Tax expense/(benefit)	€(1,488)	€3,793	€2,729
________________________________________________________________________________________________________________________________________________
(1) Tax expense/(benefit) relating to prior periods includes €372 million deferred tax expense, €173 million deferred tax expense and €161 million deferred tax expense for 2024,
2023 and 2022, respectively, primarily related to U.S. provision to return adjustments for prior year tax positions

Disclosure of reconciliation between theoretical income taxes and income taxes recognised	The reconciliation between the theoretical income tax and actual tax is calculated on the basis of the
Netherlands corporate income tax rate of 25.8 percent in 2024, 2023 and 2022, as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Profit/(loss) before tax	€4,032	€22,418	€19,508
Income tax rate	25.8%	25.8%	25.8%
Theoretical income taxes	€1,040	€5,784	€5,033
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	8	(407)	(495)
Recognition and utilization of previously unrecognized deferred tax assets	(2,512)	(740)	(1,153)
Deferred tax assets not recognized and write-downs	442	—	47
Permanent differences	(5)	(470)	(406)
Tax credits	(531)	(299)	(221)
Withholding tax	57	44	21
Other differences	13	(119)	(97)
Total Tax expense/(benefit)	€(1,488)	€3,793	€2,729
Effective tax rate	-36.9%	16.9%	14.0%

Disclosure of components of deferred tax assets and liabilities and their changes	The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2024	2023
	(€ million)
Deferred tax assets(1)	€4,371	€2,152
Deferred tax liabilities(1)	(4,507)	(4,784)
Total Net deferred tax assets/(liabilities)	€(136)	€(2,632)
The significant components of Deferred tax assets and liabilities and their changes during the years ended
December 31, 2024 and 2023 were as follows:

	At January 1, 2024	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2024
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(3,102)	€(304)	€—	€—	€(107)	€(3,513)
Capitalized development assets	(3,921)	471	—	—	27	(3,423)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,869)	20	—	—	(185)	(4,034)
Right-of-use assets	(276)	(28)	—	—	(9)	(312)
Provision for employee benefits	(1,078)	(5)	66	—	(50)	(1,067)
Other	(1,045)	(24)	(47)	10	(94)	(1,200)
Total deferred tax liabilities	€(13,291)	€131	€19	€10	€(417)	€(13,548)
Deferred tax assets arising on:
Provisions	4,468	467	—	—	(22)	4,914
Provision for employee benefits	1,953	214	(13)	—	142	2,296
Lease liabilities	336	48	—	—	15	399
Impairment of tangible and intangible assets	877	(232)	—	—	(13)	632
Inventories	444	(54)	—	—	(3)	386
Allowances for doubtful accounts	59	15	—	—	(6)	69
Provision for buy back	153	(35)	—	—	33	151
Other	2,982	(203)	(109)	—	(136)	2,534
Total deferred tax assets	€11,272	€220	€(122)	€—	€10	€11,381
Unrecognized deferred tax assets on temporary differences(1)	(3,377)	608	12	—	100	(2,657)
Deferred tax assets arising on tax loss carry-forwards	9,069	214	—	—	(501)	8,782
Unrecognized deferred tax assets on tax loss carry-forwards	(6,305)	1,704	—	—	507	(4,094)
Total Net deferred tax assets/ (liabilities)	€(2,632)	€2,878	€(91)	€10	€(301)	€(136)
________________________________________________________________________________________________________________________________________________
(1) Unrecognized deferred tax assets on temporary differences reported in the Changes in deferred tax position by nature summary include Allowance for Corporate Equity in Italy of €1,267 million (gross) in 2024 (€1,298 million (gross) in 2023) and Advanced Corporate Tax in the United Kingdom of €27 million in 2024 (€26 million in 2023)

	At January 1, 2023	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2023
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,775)	€(315)	€—	€—	€(12)	€(3,102)
Capitalized development assets	(4,296)	332	—	—	43	(3,921)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,964)	(12)	—	—	107	(3,869)
Right-of-use assets	(331)	29	—	—	26	(276)
Provision for employee benefits	(1,086)	(4)	(23)	—	35	(1,078)
Other	(1,488)	48	235	(26)	186	(1,045)
Total deferred tax liabilities	€(13,941)	€78	€212	€(26)	€385	€(13,291)
Deferred tax assets arising on:
Provisions	4,852	(304)	(37)	—	(43)	4,468
Provision for employee benefits	2,183	(208)	6	—	(28)	1,953
Lease liabilities	373	(8)	2	—	(31)	336
Impairment of tangible and intangible assets	1,269	(376)	(1)	—	(15)	877
Inventories	375	62	5	—	2	444
Allowances for doubtful accounts	58	10	(1)	—	(8)	59
Provision for buy back	169	1	—	—	(17)	153
Other	2,589	(156)	172	—	377	2,982
Total deferred tax assets	€11,868	€(979)	€146	€—	€237	€11,272
Unrecognized deferred tax assets on temporary differences(1)	(3,183)	311	11	—	(516)	(3,377)
Deferred tax assets arising on tax loss carry-forwards	9,506	(402)	—	—	(35)	9,069
Unrecognized deferred tax assets on tax loss carry-forwards	(6,531)	260	—	—	(34)	(6,305)
Total Net deferred tax assets / (liabilities)	€(2,280)	€(732)	€369	€(26)	€37	€(2,632)
________________________________________________________________________________________________________________________________________________
(1) Unrecognized deferred tax assets on temporary differences reported in the Changes in deferred tax position by nature summary include Allowance for Corporate Equity in Italy of €1,298 million (gross) in 2023 (€1,215 million (gross) in 2022) and Advanced Corporate Tax in the United Kingdom of €26 million in 2023 (€26 million in 2022)

Summary of tax loss carry-forwards

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2024
	(€ million)
Tax Groups:
France	€1,640	€(1,621)	€19
Germany	381	(381)	—
Spain	509	(95)	414
Italy	3,665	(639)	3,026
Other Jurisdictions:
Brazil	1,921	(1,616)	305
Others	666	(337)	329
Total	€8,782	€(4,689)	€4,093

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2023
	(€ million)
Tax Groups:
France	€1,663	€(1,645)	€18
Germany	120	(120)	—
Spain	561	(63)	498
Italy	3,499	(605)	2,894
Other Jurisdictions:
Brazil	2,411	—	2,411
Others	815	(331)	484
Total	€9,069	€(2,764)	€6,305